Stockholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended
	Jan. 30, 2025	Feb. 28, 2025	Jun. 30, 2025	Mar. 27, 2025	Mar. 27, 2024	Apr. 30, 2025	May 01, 2024	May 28, 2025	Jun. 30, 2025	Jun. 30, 2024	Jul. 18, 2025	Jul. 24, 2024	Jul. 18, 2024
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									0	0
Share based compensation expense			$ 2,302						$ 4,578	$ 0
Share based compensation of restricted shares			$ 3,511						$ 3,511
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition									1 year
2024 Plan [Member]
Class of Stock [Line Items]
Restricted shares												625,000
Forfeited shares												3,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award							The performance-based condition will be satisfied upon determination by the Company that the fleet utilization as defined in the awards, equals or exceeds 85% for the period from January 1, 2024 through the end of the last complete fiscal quarter preceding each vesting date
Award vesting percentage									25.00%
Number of shares vested									155,500
2024 Plan [Member] | Vest On July 1, 2025 [Member]
Class of Stock [Line Items]
Award vesting percentage									25.00%
Number of shares vested									155,500
2024 Plan [Member] | Vest On January 1, 2026 [Member]
Class of Stock [Line Items]
Award vesting percentage									25.00%
2024 Plan [Member] | Vest On July 1, 2026 [Member]
Class of Stock [Line Items]
Award vesting percentage									25.00%
2024 Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							1,000,000
Series F Preferred Shares [Member]
Class of Stock [Line Items]
Dividends paid	$ 0.59375					$ 0.59375
Dividends, Preferred Stock, Cash									$ 8,012
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Dividends paid		$ 0.57812						$ 0.57812
Dividends, Preferred Stock, Cash									$ 5,488
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared				$ 0.60	$ 0.60
Dividends, Common Stock, Cash											$ 18,077		$ 17,705